Loans Principal, Interest and Financing Service Fee Receivables - Schedule of Average Recorded Investment in Impaired Loans (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
First lien [Member]
Schedule of Average Recorded Investment in Impaired Loans [Line Items]
Average recorded investment	¥ 1,137,134,169	¥ 131,831,654
Interest and fees income recognized	97,045,861	149,067,173
Second lien [Member]
Schedule of Average Recorded Investment in Impaired Loans [Line Items]
Average recorded investment	1,760,974,069	201,779,809
Interest and fees income recognized	118,393,217	170,331,545
Non-accrual loans [Member]
Schedule of Average Recorded Investment in Impaired Loans [Line Items]
Average recorded investment	2,898,108,237	333,611,463
Interest and fees income recognized	¥ 215,439,078	¥ 319,398,718